Description of the Business and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Description of the Business and Summary of Significant Accounting Policies

NOTE 1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

PlayAGS, Inc. (formerly AP Gaming Holdco, Inc.) (the “Company,” “AP Gaming,” “we,” “us,” or “our”) is a leading designer and supplier of gaming products and services for the gaming industry. The Company is a leader in the Class II Native American and Mexican gaming jurisdictions and has expanded its product lines to include Class III Native American, commercial and charity jurisdictions. We supply electronic gaming machines (“EGMs”), server-based systems and back-office systems that are used by casinos and various gaming locations. Since mid-2014, the Company has significantly broadened and diversified its product portfolio through both organic development and strategic acquisitions. We launched a new table products division in mid-2014 to provide live felt table games to casino operators. Through the acquisition of Amaya Americas Corporation (“Cadillac Jack”) on May 29, 2015, we greatly expanded our games library and EGM offerings. The Company also acquired online developer Gamingo Limited (formerly known as “RocketPlay”, currently known as “AGSi”) in June 2015, further expanding its offerings to include interactive products such as social casino games, available to play on mobile devices.

The Company operates and reports in the following three segments:

A. Electronic Gaming Machines

Our EGM segment offers a selection of video slot titles developed for the global marketplace, as well as EGM cabinets such as ICON, Halo, Colossal Diamonds (“Big Red”), and Orion. In addition to providing complete EGM units, we offer conversion kits that allow existing game titles to be converted to other game titles offered within that operating platform.

B. Table Products

Our table products include live proprietary table games and side bets, as well as ancillary table products. Products include both internally developed and acquired proprietary table games, side bets, and table technology related to blackjack, poker, baccarat, craps and roulette. We have acquired a number of popular brands, including In-Bet, Buster Blackjack, Double Draw Poker and Criss Cross Poker that are based on traditional well-known public domain games such as blackjack and poker; however, these proprietary games provide intriguing betting options that offer more excitement and greater volatility to the player, ultimately enhancing our casino customers’ profitability. Our Tornado product is unique in that it allows players to control the spin of the roulette ball by pressing a remote ball activation device. We believe this mechanism enhances player interaction without altering traditional roulette rules and procedures; similarly, our Double Ball Roulette game creates a unique game experience by allowing players to use two balls instead of one.

C. Interactive

Our social gaming products are primarily delivered through our mobile apps, Lucky Play Casino and Vegas Fever. The apps contain several game titles available for consumers to play for fun and with coins that they purchase through the app. Some of our most popular social games include content that is also popular in land-based settings such as Colossal Diamonds, So Hot, and Monkey in the Bank.

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, certain disclosures required by generally accepted accounting principles (“GAAP”) are omitted or condensed in these condensed consolidated financial statements. In the opinion of management, all adjustments (consisting of only normal recurring adjustments) that are necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the interim periods have been made. The interim results reflected in these condensed consolidated financial statements are not necessarily indicative of results to be expected for the full fiscal year. The accompanying condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make decisions based upon estimates, assumptions, and factors considered relevant to the circumstances. Such decisions include the selection of applicable accounting principles and the use of judgment in their application, the results of which impact reported amounts and disclosures. Changes in future economic conditions or other business circumstances may affect the outcomes of the estimates and assumptions. Accordingly, actual results could differ materially from those anticipated.

Revenue Recognition

Gaming Operations

Gaming operations revenue is earned by providing customers with gaming machines, gaming machine content licenses, back-office equipment and linked progressive systems, which are collectively referred to as gaming equipment, under participation arrangements. The participation arrangements convey the right to use the equipment (i.e. gaming machines and related integral software) for a stated period of time, which typically ranges from one to three years and then the contract continues on a month-to-month basis thereafter. In some instances, the Company will enter arrangements for longer periods of time; however, the arrangements include the ability of the customer to cancel the contract and return the games to the Company, a provision which renders their contracts effectively month-to-month contracts. Primarily due to these factors, our participation arrangements are accounted for as operating leases. In some instances, we will offer a free trial period during which no revenue is recognized. If during or at the conclusion of the trial period the customer chooses to enter into a lease for the gaming equipment, we commence revenue recognition according to the terms of the agreement.

Under participation arrangements, the Company retains ownership of the gaming equipment installed at the customer facilities and receives either revenue based on a percentage of the win per day generated by the gaming equipment or a daily fee. Thus, in our condensed consolidated financial statements the Company records revenue monthly related to these arrangements and the gaming equipment is recorded in property and equipment, net on our balance sheet and depreciated over the expected life of the gaming equipment.

The majority of the Company’s leases require the Company to provide maintenance throughout the entire term of the lease. In some cases, a performance guarantee exists that, if not met, provides the customer with the right to return the gaming machines to the Company. This performance guarantee is considered a cancellation clause, a provision which renders their contracts effectively month-to-month contracts. Accordingly, the Company accounts for these contracts in a similar manner with its other operating leases as described above. Whether contractually required or not, the Company develops and provides new gaming titles throughout the life of the lease. Certain arrangements require a portion of the win per day to be retained by the customer to fund facility-specific marketing, advertising and promotions. These amounts retained by the customer reduce the monthly revenue recognized on each arrangement.

Gaming operations revenue is also earned from the licensing of table product content and is earned and recognized on a fixed monthly rate. Our social gaming products earn revenue from the sale of virtual coins or chips, which is recorded when the purchased coins or chips are used by the customer.

Equipment Sales

Revenues from the stand-alone product sales or separate accounting units are recorded when:

•	Pervasive evidence of an arrangement exists;

•	The sales price is fixed or determinable;

•	Delivery has occurred and services have been rendered; and

•	Collectability is reasonably assured.

Equipment sales are generated from the sale of gaming machines and licensing rights to game content software that is installed in the gaming machine, parts, and other ancillary equipment. Also included within the deliverables are delivery, installation and training, all of which occur within a few days of arriving at the customer location. Gaming equipment sales do not include maintenance beyond a standard warranty period. The recognition of revenue from the sale of gaming devices occurs as title and risk of loss have passed to the customer and all other revenue recognition criteria have been satisfied. As the combination of game content software and the tangible gaming device function together to deliver the product’s essential functionality, revenue from the sale of gaming devices is recognized under general revenue recognition guidance.

The Company enters into revenue arrangements that may consist of multiple deliverables of its products.

For example, gaming equipment arrangements may include the sale of gaming machines and game content conversion kits.

Revenue associated with arrangements with multiple deliverables is allocated to separate units of accounting if (1) the deliverables have value to the customer on a stand-alone basis or (2) the arrangement includes a general right of return relative to the delivered items, delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.

At the inception of a multiple element arrangement, fees under the arrangement are allocated to deliverables based on their relative selling price. When applying the relative selling price method, a hierarchy is used for estimating the selling price based first on vendor-specific objective evidence (“VSOE”), then third-party evidence (“TPE”) and finally management’s estimate of the selling price (“ESP”). Revenue for each unit of accounting is recognized when the relevant recognition criteria for each respective element has been met.

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of deposits held at major banks and other marketable securities with original maturities of 90 days or less.

Restricted Cash

Restricted cash amounts represent funds held in escrow as collateral for the Company’s surety bonds for various gaming authorities and funds held to ensure the availability of funds to pay wide-area progressive jackpot awards.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts related to accounts receivable deemed to have a high risk of collectability. The Company reviews the accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. The Company analyzes historical collection trends and changes in the customers’ payment patterns, customer concentration, and credit worthiness when evaluating the adequacy of the allowance for doubtful accounts. A large percentage of receivables are with Native American tribes, and the Company has concentrations of credit risk with several tribes. The Company includes any receivable balances that are determined to be uncollectible in the overall allowance for doubtful accounts. Changes in the assumptions or estimates reflecting the collectability of certain accounts could materially affect the allowance for accounts receivable.

Inventories

Inventories consist primarily of parts and supplies that are used to repair and maintain machinery and equipment as well as EGMs in production and finished goods held for sale. Inventories are stated at net realizable value. Cost of inventories is determined using the first-in, first-out (“FIFO”) method for all components of inventory. The Company regularly reviews inventory quantities and updates estimates for the net realizable value of inventories. This process includes examining the carrying values of parts and ancillary equipment in comparison to the current fair market values for such equipment (less costs to sell or dispose). Some of the factors involved in this analysis include the overall levels of the inventories, the current and projected sales levels for such products, the projected markets for such products and the costs required to sell the products, including refurbishment costs. Changes in the assumptions or estimates could materially affect the inventory carrying value.

Property and Equipment

The cost of gaming equipment, consisting of gaming equipment as well as other property and equipment, is depreciated over their estimated useful lives, using the straight-line method for financial reporting. The Company capitalizes costs incurred for the refurbishment of used gaming equipment that is typically incurred to refurbish a machine in order to return it to its customer location. The refurbishments extend the life of the gaming equipment beyond the original useful life. Repairs and maintenance costs are expensed as incurred. The Company routinely evaluates the estimated lives used to depreciate assets. The estimated useful lives are as follows:

Gaming equipment	3 to 6 years
Other property and equipment	1 to 6 years

The Company reviews its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. The Company groups long-lived assets for impairment analysis at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, which is typically at the individual gaming machine level or at the cabinet product line level. Impairment testing is performed and losses are estimated when indicators of impairment are present and the estimated undiscounted cash flows are not sufficient to recover the assets’ carrying amount.

When the estimated undiscounted cash flows are not sufficient to recover the asset’s carrying amount, an impairment loss is measured to the extent the fair value of the asset is less than its carrying amount.

The Company measures recoverability of assets to be held and used by comparing the carrying amount of an asset to future cash flows expected to be generated by the asset. The Company’s policy is to impair, when necessary, excess or obsolete gaming machines on hand that it does not expect to be used. Impairment is based upon several factors, including estimated forecast of gaming machine demand for placement into casinos. While the Company believes that the estimates and assumptions used in evaluating the carrying amount of these assets are reasonable, different assumptions could affect either the carrying amount or the estimated useful lives of the assets, which could have a significant impact on the results of operations and financial condition.

Intangible Assets

The Company reviews its identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment losses are recognized for identifiable intangibles, other than goodwill, when indicators of impairment are present and the estimated undiscounted cash flows are not sufficient to recover the assets’ carrying amount.

When the estimated undiscounted cash flows are not sufficient to recover the intangible asset’s carrying amount, an impairment loss is measured to the extent the fair value of the asset is less than its carrying amount.

Certain trade names have an indefinite useful life and the Company tests these trade names for possible impairment at least annually, as of October 1, or whenever events or changes in circumstances indicate that the carrying value may be impaired. We perform a qualitative assessment to determine if it is more likely than not that the fair value of the asset is less than its carrying amount. If we believe, as a result of our qualitative assessment, that it is more likely than not that the fair value of the asset is less than its carrying amount, the quantitative impairment test is required.

Costs of Computer Software

Internally developed gaming software represents the Company’s internal costs to develop gaming titles to utilize on the Company’s gaming machines. Internally developed gaming software is stated at cost and amortized over the estimated useful lives of the software, using the straight-line method. Software development costs are capitalized once technological feasibility has been established and are amortized when the software is placed into service. The computer software we develop reaches technological feasibility when a working model of the computer software is available. Any subsequent software maintenance costs, such as bug fixes and subsequent testing, are expensed as incurred. Discontinued software development costs are expensed when the determination to discontinue is made. Software development costs are amortized over the expected life of the title or group of titles, if applicable, to amortization expense.

On a quarterly basis, or more frequently if circumstances warrant, the Company compares the net book value of its internally developed computer software to the net realizable value on a title or group of title basis. The net realizable value is determined based upon certain assumptions, including the expected future revenues and net cash flows of the gaming titles or group of gaming titles utilizing that software, if applicable.

Goodwill

The excess of the purchase price of an acquired business over the estimated fair value of the assets acquired and the liabilities assumed is recorded as goodwill. The Company tests for possible impairment of goodwill at least annually, on October 1, or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company has the option to begin with a qualitative assessment, commonly referred to as “Step 0”, to determine whether it is more likely than not that the reporting unit’s fair value of goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as the general economic environment, industry and market conditions, changes in key assumptions used since the most recently performed valuation and overall financial performance of the reporting units. If the Company determines that it is more likely than not that a reporting unit’s fair value is less than its carrying value, the Company performs a quantitative goodwill impairment analysis, and depending upon the results of that measurement, the recorded goodwill may be written down and charged to income from operations when its carrying amount exceeds its estimated fair value. As of September 30, 2017, there were no indicators of impairment.

Acquisition Accounting

The Company applies the provisions of ASC 805, “Business Combinations” (ASC 805), in accounting for business acquisitions. It requires us to recognize separately from goodwill the fair value of assets acquired and liabilities assumed on the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. Significant estimates and assumptions are required to value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable. These estimates are inherently uncertain and subject to refinement and typically include the calculation of an appropriate discount rate and projection of the cash flows associated with each acquired asset. As a result, during the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, “Fair Value Measurements” (ASC 820) to its financial assets and liabilities. Fair value is defined as a market-based measurement intended to estimate the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also established a fair value hierarchy, which requires an entity to maximize the use of observable inputs when measuring fair value. These inputs are categorized as follows:

•	Level 1—quoted prices in an active market for identical assets or liabilities;

•	Level 2—quoted prices in an active market for similar assets or liabilities, inputs other than quoted prices that are observable for similar assets or liabilities, inputs derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3—valuation methodology with unobservable inputs that are significant to the fair value measurement.

The carrying values of the Company’s cash and cash equivalents, restricted cash, receivables and accounts payable approximate fair value because of the short term maturities of these instruments. The fair value of our long-term debt is based on the quoted market prices for similar issues (Level 2 inputs). The estimated fair value of our long-term debt as of December 31, 2016 and September 30, 2017 was $557.8 million and $603.4 million, respectively.

Accounting for Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that included the enactment date. Future tax benefits are recognized to the extent that realization of those benefits is considered more likely than not, and a valuation allowance is established for deferred tax assets which do not meet this threshold.

Contingencies

The Company assesses its exposures to loss contingencies including claims and legal proceedings and accrues a liability if a potential loss is considered probable and the amount can be estimated. Significant judgment is required in both the determination of probability and the determination as to whether an exposure is reasonably estimable. Because of uncertainties related to these matters, if the actual loss from a contingency differs from management’s estimate, there could be a material impact on the results of operations or financial position. Operating expenses, including legal fees, associated with contingencies are expensed when incurred.

Foreign Currency Translation

The financial statements of the Company’s foreign subsidiaries are translated into U.S. dollars at the period end rate of exchange for asset and liability accounts and the weighted average rate of exchange for income statement accounts. The effects of these translations are recorded as a component of other accumulated comprehensive loss in stockholders’ equity.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued an accounting standards update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which clarifies the principles for recognizing revenue from contracts with customers. The amendment outlines a single comprehensive model for entities to depict the transfer of goods or services to customers in amounts that reflect the payment to which a company expects to be entitled in exchange for those goods or services. The amendment also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 to annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2017. The ASU may be adopted using either a full retrospective transition method or a modified retrospective transition method and will be adopted by the Company on January 1, 2018. The Company will use the modified retrospective application approach and does not expect adoption of the new revenue standards to have a material impact on its consolidated financial statements as the majority of our revenue is recognized under lease accounting guidance.

In July 2015, the FASB issued ASU No. 2015-11, Inventory: Simplifying the Measurement of Inventory. ASU 2015-11 changes the criteria for measuring inventory within the scope of the ASU. Inventory will now be measured at net realizable value, while the concept of market value will be eliminated. The ASU defines net realizable value as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. This ASU did not have a material effect on our financial condition, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 intends to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The adoption of this guidance is expected to result in a significant portion of our operating leases, where we are the lessee, to be recognized on our Consolidated Balance Sheets. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years with earlier adoption permitted. The Company is currently evaluating the provisions of the amendment and the impact on its future consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). ASU 2016-15 intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the provisions of ASU 2016-15 to have a material effect on our financial condition, results of operations or cash flows.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The new guidance clarifies the definition of a business in order to allow for the evaluation of whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact of adopting this guidance.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new amendments, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. We adopted this guidance prospectively at the beginning of first quarter 2017, which will simplify our future goodwill impairment testing.

We do not expect that any other recently issued accounting guidance will have a significant effect on our financial statements.

Pro forma loss per share

The pro forma effect of (i) the reclassification of the Company’s non-voting common stock into a new class of voting common stock, (ii) the cancellation of the Company’s class of non-economic voting common stock that was held by AP Gaming VoteCo, LLC, and (iii) the effect a 1.5543 for 1 split of the Company’s new voting common stock have been reflected in the accompanying pro forma information for the periods ended September 30, 2016 and September 30, 2017.

NOTE 1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

PlayAGS, Inc. (formerly AP Gaming Holdco, Inc.) (the “Company,” “AP Gaming,” “we,” “us,” or “our”) is a leading designer and supplier of gaming products and services for the gaming industry. We operate in legalized gaming markets across the globe and provide state-of-the-art, value-add products in three distinct segments: Electronic Gaming Machines (“EGM”), which includes server-based systems and back-office systems that are used by Class II Native American and Mexican gaming jurisdictions and Class III Native American, commercial and charity jurisdictions; Table Products (“Table Products”), which includes live felt table games, side-bets and progressives as well as our newly introduced card shuffler, “DEX”; and Interactive Social Casino Games (“Interactive”), which provides social casino games on desktop and mobile devices. Each segment’s activities include the design, development, acquisition, manufacturing, marketing, distribution, installation and servicing of a distinct product line.

The Company filed a Registration Statement on Form 10 on December 12/19/2013, which went effective under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on December 19, 2013.

Electronic Gaming Machines

Our EGM segment offers a selection of video slot titles developed for the global marketplace, which currently includes ICON, Halo, Colossal Diamonds cabinet (“Big Red”), and Orion. In addition to providing complete EGM units, we offer conversion kits that allow existing game titles to be converted to other game titles offered within that operating platform.

Table Products

Our table products include live proprietary table products and side-bets, as well as ancillary table products. Products include both internally developed and acquired proprietary table products, side-bets, and table technology related to blackjack, poker, baccarat, craps and roulette. We have acquired a number of popular brands, including In-Bet, Buster Blackjack, Double Draw Poker and Criss Cross Poker that are based on traditional well-known public domain games such as blackjack and poker; however, these proprietary games provide intriguing betting options that offer more excitement and greater volatility to the player, ultimately enhancing our casino customers’ profitability. Our Tornado product is unique in that it allows players to control the spin of the roulette ball by pressing a remote ball activation device. We believe this mechanism enhances player interaction without altering traditional roulette rules and procedures; similarly, our Double Ball Roulette game creates a unique game experience by allowing players to use two balls instead of one.

Interactive

Our social gaming products are primarily delivered through our mobile apps, Lucky Play Casino and Vegas Fever. The apps contain several game titles available for consumers to play for fun and with coins that they purchase through the app. Some of our most popular social games include content that is also popular in land-based settings such as Colossal Diamonds, So Hot, and Monkey in the Bank.

Principles of Consolidation

The accompanying consolidated financial statements include the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain amounts in the consolidated financial statements for the previous years have been reclassified to be consistent with the current year presentation. These reclassifications had no effect on the previously reported net loss.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make decisions based upon estimates, assumptions, and factors considered relevant to the circumstances. Such decisions include the selection of applicable accounting principles and the use of judgment in their application, the results of which impact reported amounts and disclosures. Changes in future economic conditions or other business circumstances may affect the outcomes of the estimates and assumptions. Accordingly, actual results could differ materially from those anticipated.

Revenue Recognition

Gaming Operations

Gaming operations revenue is earned by providing customers with gaming machines, gaming machine content licenses, back-office equipment and linked progressive systems, which are collectively referred to as gaming equipment, under participation arrangements. The participation arrangements convey the right to use the equipment (i.e. gaming machines and related integral software) for a stated period of time, which typically ranges from one to three years and then the contract continues on a month-to-month basis thereafter. In some instances, the Company will enter arrangements for longer periods of time; however, many of these arrangements include the ability of the customer to cancel the contract and return the games to the Company, a provision which renders their contracts effectively month-to-month contracts. Primarily due to these factors, our participation arrangements are accounted for as operating leases. In some instances, we will offer a free trial period during which no revenue is recognized. If during or at the conclusion of the trial period the customer chooses to enter into a lease for the gaming equipment, we commence revenue recognition according to the terms of the agreement.

Under participation arrangements, the Company retains ownership of the gaming equipment installed at the customer facilities and receives either revenue based on a percentage of the win per day generated by the gaming equipment or a daily fee. Thus, in our consolidated financial statements the Company records revenue monthly related to these arrangements and the gaming equipment is recorded in property and equipment, net on our balance sheet and depreciated over the expected life of the gaming equipment.

The majority of the Company’s leases require the Company to provide maintenance throughout the entire term of the lease. In some cases, a performance guarantee exists that, if not met, provides the customer with the right to return the gaming machines to the Company. This performance guarantee is considered a cancellation clause, a provision which renders their contracts effectively month-to-month contracts. Accordingly, the Company accounts for these contract in a similar manner with its other operating leases as described above. Whether contractually required or not, the Company develops and provides new gaming titles throughout the life of the lease. Certain arrangements require a portion of the win per day to be retained by the customer to fund facility-specific marketing, advertising and promotions. These amounts retained by the customer reduce the monthly revenue recognized on each arrangement.

Gaming operations revenue is also earned from the licensing of table product content and is earned and recognized on a fixed monthly rate. Our social gaming products earn revenue from the sale of virtual coins or chips, which is recorded when the purchased coins or chips are used by the customer.

Equipment Sales

Revenues from the stand-alone product sales or separate accounting units are recorded when:

•	Pervasive evidence of an arrangement exists;

•	The sales price is fixed or determinable;

•	Delivery has occurred and services have been rendered; and

•	Collectability is reasonably assured.

Equipment sales are generated from the sale of gaming machines and licensing rights to game content software that is installed in the gaming machine, parts, and other ancillary equipment. Also included within the deliverables are delivery, installation and training, all of which occur within a few days of arriving at the customer location. Gaming equipment sales do not include maintenance beyond a standard warranty period. The recognition of revenue from the sale of gaming devices occurs as title and risk of loss have passed to the customer and all other revenue recognition criteria have been satisfied. As the combination of game content software and the tangible gaming device function together to deliver the product’s essential functionality, revenue from the sale of gaming devices is recognized under U.S. GAAP revenue recognition guidance.

The Company enters into revenue arrangements that may consist of multiple deliverables of its products. For example, gaming equipment arrangements may include the sale of gaming machines and game content conversion kits.

Revenue associated with arrangements with multiple deliverables is allocated to separate units of accounting if (1) the deliverables have value to the customer on a stand-alone basis or (2) the arrangement includes a general right of return relative to the delivered items, delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.

At the inception of a multiple element arrangement, fees under the arrangement are allocated to deliverables based on their relative selling price. When applying the relative selling price method, a hierarchy is used for estimating the selling price based first on vendor-specific objective evidence (“VSOE”), then third-party evidence (“TPE”) and finally management’s estimate of the selling price (“ESP”). Revenue for each unit of accounting is recognized when the relevant recognition criteria for each respective element has been met.

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of deposits held at major banks and other marketable securities with original maturities of 90 days or less.

Restricted Cash

Restricted cash amounts represent funds held in escrow as collateral for the Company’s surety bonds for various gaming authorities and funds held to ensure the availability of funds to pay wide-area progressive jackpot awards.

Receivables, Allowance for Doubtful Accounts

Accounts receivable are stated at face value less an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts related to accounts receivable and notes receivable, which are non-interest bearing, deemed to have a high risk of collectability. The Company reviews the accounts receivable and notes receivable on a monthly basis to determine if any receivables will potentially be uncollectible. The Company analyzes historical collection trends and changes in the customers’ payment patterns, customer concentration, and credit worthiness when evaluating the adequacy of the allowance for doubtful accounts. A large percentage of receivables are with Native American tribes and the Company has concentrations of credit risk with several tribes. The Company includes any receivable balances that are determined to be uncollectible in the overall allowance for doubtful accounts. Changes in the assumptions or estimates reflecting the collectability of certain accounts could materially affect the allowance for both accounts and notes receivable.

The following provides financial information concerning the change in our allowance for doubtful accounts (in thousands):

	Allowance for Accounts Receivables Year ended December 31, 2014
	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Accounts receivable, current	$9	$(36)	$—	$56	$29

	Allowance for Accounts Receivables Year ended December 31, 2015
	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Accounts receivable, current	$29	$(22)	$—	$106	$113

	Allowance for Accounts Receivables Year ended December 31, 2016
	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Accounts receivable, current	$113	$(431)	$—	$2,290	$1,972

Inventories

Inventories consist primarily of parts and supplies that are used to repair and maintain machinery and equipment. Inventories are stated at the lower of cost or market. Cost of inventories is determined using the first-in, first-out (“FIFO”) method for all components of inventory. The Company regularly reviews inventory quantities and updates estimates for the net realizable value of inventories. This process includes examining the carrying values of parts and ancillary equipment in comparison to the current fair market values for such equipment (less costs to sell or dispose). Some of the factors involved in this analysis include the overall levels of the inventories, the current and projected sales levels for such products, the projected markets for such products and the costs required to sell the products, including refurbishment costs. Changes in the assumptions or estimates could materially affect the inventory carrying value.

Property and Equipment

The cost of gaming equipment, consisting of fixed-base player terminals, file servers and other support equipment as well as other property and equipment, is depreciated over their estimated useful lives, using the straight-line method for financial reporting. The Company capitalizes costs incurred for the refurbishment of used gaming equipment that is typically incurred to refurbish a machine in order to return it to its customer location. The refurbishments extend the life of the gaming equipment beyond the original useful life. Repairs and maintenance costs are expensed as incurred. The Company routinely evaluates the estimated lives used to depreciate assets. The estimated useful lives are as follows:

Gaming equipment	3 to 6 years
Other property and equipment	3 to 6 years

The Company reviews its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. The Company groups long-lived assets for impairment analysis at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, which is typically at the individual gaming machine level or at the cabinet product line level. Impairment testing is performed and losses are estimated when indicators of impairment are present and the estimated undiscounted cash flows are not sufficient to recover the assets’ carrying amount.

When the estimated undiscounted cash flows are not sufficient to recover the asset’s carrying amount, an impairment loss is measured to the extent the fair value of the asset is less than its carrying amount.

The Company measures recoverability of assets to be held and used by comparing the carrying amount of an asset to future cash flows expected to be generated by the asset. The Company’s policy is to impair, when necessary, excess or obsolete gaming machines on hand that it does not expect to be used. Impairment is based upon several factors, including estimated forecast of gaming machine demand for placement into casinos. While the Company believes that the estimates and assumptions used in evaluating the carrying amount of these assets are reasonable, different assumptions could affect either the carrying amount or the estimated useful lives of the assets, which could have a significant impact on the results of operations and financial condition.

Intangible Assets

The Company reviews its identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment losses are recognized for identifiable intangibles, other than goodwill, when indicators of impairment are present and the estimated undiscounted cash flows are not sufficient to recover the assets’ carrying amount.

When the estimated undiscounted cash flows are not sufficient to recover the intangible asset’s carrying amount, an impairment loss is measured to the extent the fair value of the asset is less than its carrying amount.

Certain trade names have an indefinite useful life and the Company tests these trade names for possible impairment at least annually, on October 1, or whenever events or changes in circumstances indicate that the carrying value may be impaired. We perform a qualitative assessment to determine if it is more likely than not that the fair value of the asset is less than its carrying amount. If we believe, as a result of our qualitative assessment, that it is more likely than not that the fair value of the asset is less than its carrying amount, the quantitative impairment test is required.

Costs of Computer Software

Internally developed gaming software represents the Company’s internal costs to develop gaming titles to utilize on the Company’s gaming machines. Internally developed gaming software is stated at cost and amortized over the estimated useful lives of the software, using the straight-line method. Software development costs are capitalized once technological feasibility has been established and are amortized when the software is placed into service. The computer software we develop reaches technological feasibility when a working model of the computer software is available. Any subsequent software maintenance costs, such as bug fixes and subsequent testing, are expensed as incurred. Discontinued software development costs are expensed when the determination to discontinue is made. Software development costs are amortized over the expected life of the title or group of titles, if applicable, to amortization expense.

On a quarterly basis, or more frequently if circumstances warrant, the Company compares the net book value of its internally developed computer software to the net realizable value on a title or group of title basis. The net realizable value is determined based upon certain assumptions, including the expected future revenues and net cash flows of the gaming titles or group of gaming titles utilizing that software, if applicable.

Goodwill

The excess of the purchase price of an acquired business over the estimated fair value of the assets acquired and the liabilities assumed is recorded as goodwill. The Company tests for possible impairment of goodwill at least annually, on October 1, or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company has the option to begin with a qualitative assessment, commonly referred to as “Step 0”, to determine whether it is more likely than not that the reporting unit’s fair value of goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as the general economic environment, industry and market conditions, changes in key assumptions used since the most recently performed valuation and overall financial performance of the reporting units. If the Company determines that it is more likely than not that a reporting unit’s fair value is less than its carrying value, the Company performs a quantitative goodwill impairment analysis, and depending upon the results of that measurement, the recorded goodwill may be written down and charged to income from operations when its carrying amount exceeds its estimated fair value.

Acquisition Accounting

The Company applies the provisions of ASC 805, “Business Combinations” (ASC 805), in accounting for business acquisitions. It requires us to recognize separately from goodwill the fair value of assets acquired and liabilities assumed on the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. Significant estimates and assumptions are required to value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable. These estimates are inherently uncertain and subject to refinement and typically include the calculation of an appropriate discount rate and projection of the cash flows associated with each acquired asset. As a result, during the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, “Fair Value Measurements” (ASC 820) to its financial assets and liabilities. Fair value is defined as a market-based measurement intended to estimate the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also established a fair value hierarchy, which requires an entity to maximize the use of observable inputs when measuring fair value. These inputs are categorized as follows:

•	Level 1—quoted prices in an active market for identical assets or liabilities;

•	Level 2—quoted prices in an active market for similar assets or liabilities, inputs other than quoted prices that are observable for similar assets or liabilities, inputs derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3—valuation methodology with unobservable inputs that are significant to the fair value measurement.

The carrying values of the Company’s cash and cash equivalents, restricted cash, receivables and accounts payable approximate fair value because of the short term maturities of these instruments. The fair value of our long-term debt is based on the quoted market prices for similar issues (Level 2 inputs). The estimated fair value of our long-term debt was $529.2 million and $557.8 million as of December 31, 2015 and 2016, respectively.

Accounting for Income Taxes

We conduct business globally and are subject to income taxes in U.S. federal, state, local, and foreign jurisdictions. Determination of the appropriate amount and classification of income taxes depends on several factors, including estimates of the timing and probability of realization of deferred income taxes, reserves for uncertain income tax positions and income tax payment timing.

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Taxes on income of our foreign subsidiaries are provided at the tax rates applicable to the tax jurisdictions in which they are located. Future tax benefits are recognized to the extent that realization of those benefits is considered more likely than not and a valuation allowance is established for deferred tax assets which do not meet this threshold.

The recoverability of certain deferred tax assets is based in part on estimates of future income and the timing of temporary differences, and the failure to fully realize such deferred tax assets could result in a higher tax provision in future periods.

We apply the accounting guidance to our uncertain tax positions and under the guidance, we may recognize a tax benefit from an uncertain position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the issue. The amount recognized in the financial statements is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement.

We are required to make significant judgments when evaluating our uncertain tax positions and the related tax benefits. We believe our assumptions are reasonable; however, there is no guarantee that the final outcome of the related matters will not differ from the amounts reflected in our income tax provisions and accruals. We adjust our liability for uncertain tax positions based on changes in facts and circumstances such as the closing of a tax audit or changes in estimates. Our income tax provision may be impacted to the extent that the final outcome of these tax positions is different than the amounts recorded.

Contingencies

The Company assesses its exposures to loss contingencies including claims and legal proceedings and accrues a liability if a potential loss is considered probable and the amount can be estimated. Significant judgment is required in both the determination of probability and the determination as to whether an exposure is reasonably estimable. Because of uncertainties related to these matters, if the actual loss from a contingency differs from management’s estimate, there could be a material impact on the results of operations or financial position. Operating expenses, including legal fees, associated with contingencies are expensed when incurred.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and accounts receivable, net. Cash equivalents are investment-grade, short-term debt instruments consisting of treasury bills which are maintained with high credit quality financial institutions under repurchase agreements. Cash and cash equivalents are in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2015 and 2016, the Company did not have cash equivalents.

Revenue from gaming operations is concentrated in the Class II gaming and casino industry, primarily located in Oklahoma. For the years ended December 31, 2014, 2015 and 2016, approximately 30%, 20% and 15% of our gaming revenue was derived from one customer, respectively. For the years ended December 31, 2014 and 2015, the company did not have a concentration of revenue from Mexico exceeding 10%. For the year ended December 31, 2016, approximately 10% of our gaming revenue was derived in Mexico. Another customer accounted for approximately 10% of our gaming operations revenue for the year ended December 31, 2016, with no concentrations noted for the years ended December 31, 2014 and 2015. The Company had one customer with accounts receivable, net equaling approximately 10% of total outstanding accounts receivable, net at December 31, 2016 and none at December 31, 2014 and 2015.

Foreign Currency Translation

The financial statements of the Company’s foreign subsidiaries are translated into U.S. dollars at the period end rate of exchange for asset and liability accounts and the weighted average rate of exchange for income statement accounts. The effects of these translations are recorded as a component of accumulated other comprehensive (loss) income in stockholders’ equity.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs for the year ended December 31, 2014, 2015 and 2016 were $0.3 million, $0.2 million and $0.7 million, respectively.

Research and Development

Research and development costs related primarily to software product development costs and is expensed as incurred until technological feasibility has been established. Employee related costs associated with product development are included in research and development.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued an accounting standards update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which clarifies the principles for recognizing revenue from contracts with customers. The amendment outlines a single comprehensive model for entities to depict the transfer of goods or services to customers in amounts that reflect the payment to which a company expects to be entitled in exchange for those goods or services. The amendment also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 to annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2017. The ASU may be adopted using either a full retrospective transition method or a modified retrospective transition method and will be adopted by the Company on January 1, 2018. The Company does not expect adoption of the new revenue standards to have a material impact on its consolidated financial statements as the majority of our revenue is recognized under lease accounting guidance.

In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period. The amendments clarify the proper method of accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. This ASU requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The Company adopted the guidance in the current year and it did not have a material effect on our financial condition, results of operations or cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern: Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern. The ASU requires management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, consolidated in the aggregate, indicate that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. Currently, there is no guidance in U.S. GAAP for management’s responsibility to perform an evaluation. Under the update, management’s evaluation is to be performed when preparing financial statements for each annual and interim reporting period and based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The Company adopted the guidance on January 1, 2016 and it did not have a material effect on our financial condition, results of operations or cash flows.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement-Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. ASU 2015-01 eliminates from GAAP the concept of extraordinary items. The presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that were previously classified as extraordinary. ASU 2015-01 is effective for the Company on January 1, 2016, with earlier adoption permitted using either a prospective or retrospective method. This ASU did not have a material effect on our financial condition, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 intends to simplify the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. In August 2015, the FASB issued ASU 2015-15 which clarifies that the guidance issued in April 2015 does not apply to line-of-credit arrangements. According to ASU 2015-15, line-of-credit arrangements will continue to present debt issuance costs as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the arrangement. ASU 2015-03 is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company adopted the guidance on January 1, 2016, with retrospective application in the accompanying Condensed Consolidated Balance Sheet at December 31, 2015. This change in accounting principle resulted in net deferred financing costs of $7.8 million incurred in connection with the issuance of the Company’s long-term debt (excluding revolving credit facilities) at December 31, 2015 being reclassified as a direct reduction of the long-term debt balance. The presentation of the net deferred financing costs incurred in connection with the issuance of the Company’s revolving credit facilities as of December 31, 2015, are not affected by the adoption of this new accounting guidance and are included in other assets in the accompanying Consolidated Balance Sheet.

In July 2015, the FASB issued ASU No. 2015-11, Inventory: Simplifying the Measurement of Inventory. ASU 2015-11 changes the criteria for measuring inventory within the scope of the ASU. Inventory will now be measured at the lower of cost and net realizable value, while the concept of market value will be eliminated. The ASU defines net realizable value as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The ASU will be effective for the Company beginning on January 1, 2017. The Company does not expect the provisions of the ASU to have a material effect on our financial condition, results of operations or cash flows.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. ASU 2015-16 eliminates the requirement to retrospectively apply adjustments made to provisional amounts recognized in a business combination. It requires that an acquirer recognize and disclose adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined, which should be calculated as if the accounting had been completed at the acquisition date. The Company adopted the guidance on January 1, 2016. The amendments in this ASU was applied prospectively to adjustments to provisional amounts that occur after the effective date of this ASU with earlier application permitted for financial statements that have not been issued. This guidance did not have a material effect on our financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 intends to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The adoption of this guidance is expected to result in a significant portion of our operating leases, where we are the lessee, to be recognized on our Consolidated Balance Sheets. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years with earlier adoption permitted. The Company is currently evaluating the provisions of the amendment and the impact on its future consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). ASU 2016-15 intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the provisions of ASU 2016-15 to have a material effect on our financial condition, results of operations or cash flows.

Pro forma loss per share (Unaudited)

The pro forma effect of (i) the reclassification of the Company’s non-voting common stock into a new class of voting common stock, (ii) the cancellation of the Company’s class of non-economic voting common stock that was held by AP Gaming VoteCo, LLC, and (iii) the effect a 1.5543 for 1 split of the Company’s new voting common stock have been reflected in the accompanying pro forma information for the periods ended December 31, 2014, 2015 and 2016.